Investment Securities (Schedule Of Realized Gain (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities [Abstract]
Available-for-sale Securities, Gross Realized Gains	$ 241	$ 297	$ 536
Available-for-sale Securities, Gross Realized Losses	(34)	(28)	(34)
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	(61)	(11)	(1)
Other gain (loss) on investments, net	$ 146	$ 258	$ 501